Debt - Senior Notes (Details) - USD ($)		1 Months Ended
	Jun. 20, 2017	Mar. 31, 2015	Jul. 01, 2017	Jul. 02, 2016
4.250% Senior Notes due 2025 | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount		$ 600,000,000
Interest rate, stated percentage		4.25%	4.25%
Debt instrument, issuance amount, percent of par		99.445%
Long-term debt, maturities, redemption period before maturity		90 days
Debt instrument, redemption price, percentage		100.00%
3.000% Senior Notes due 2022 | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 400,000,000.0
Interest rate, stated percentage	3.00%		3.00%
Debt instrument, issuance amount, percent of par	99.505%
Debt instrument, redemption price, percentage	100.00%
4.125% Senior Notes due 2027 | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 600,000,000.0
Interest rate, stated percentage	4.125%		4.125%
Debt instrument, issuance amount, percent of par	99.858%
Debt instrument, redemption price, percentage	100.00%
Fair Value, Inputs, Level 2 | 4.250% Senior Notes due 2025 | Senior Notes
Debt Instrument [Line Items]
Long-term debt, fair value			$ 624,000,000	$ 622,000,000
Fair Value, Inputs, Level 2 | 3.000% Senior Notes due 2022 | Senior Notes
Debt Instrument [Line Items]
Long-term debt, fair value			395,000,000
Fair Value, Inputs, Level 2 | 4.125% Senior Notes due 2027 | Senior Notes
Debt Instrument [Line Items]
Long-term debt, fair value			$ 596,000,000
Adjusted Treasury Rate | 4.250% Senior Notes due 2025
Debt Instrument [Line Items]
Debt instrument, redemption, basis spread on variable discount rate		0.35%
Adjusted Treasury Rate | 3.000% Senior Notes due 2022
Debt Instrument [Line Items]
Debt instrument, redemption, basis spread on variable discount rate	0.25%
Adjusted Treasury Rate | 4.125% Senior Notes due 2027
Debt Instrument [Line Items]
Debt instrument, redemption, basis spread on variable discount rate	0.30%